Condensed Financial Information of Registrant (SMFG) (Tables)	12 Months Ended
Mar. 31, 2018
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Condensed Statement of Financial Position

Condensed Statement of Financial Position

	At March 31,
	2018	2017
	(In millions)
Assets:
Deposits with SMBC	¥251,681	¥728,445
Investments in SMBC	4,613,844	4,613,844
Loans to SMBC	5,537,801	3,424,217
Investments in other subsidiaries and associates	1,548,012	1,547,319
Other assets	90,605	58,670
Current tax assets	67,414	87,571

Total assets	¥12,109,357	¥10,460,066

Liabilities and equity:
Short-term borrowings from SMBC	¥1,228,030	¥1,228,030
Long-term borrowings	199,221	132,806
Debt securities in issue due to other subsidiaries	280,880	280,784
Debt securities in issue	4,216,292	2,821,356
Other liabilities	47,001	22,612

Total liabilities	5,971,424	4,485,588

Shareholders’ equity	5,541,687	5,527,691
Other equity instruments holders’ equity	596,246	446,787

Total equity	6,137,933	5,974,478

Total equity and liabilities	¥12,109,357	¥10,460,066

Condensed Income Statement

Condensed Income Statement

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Income:
Interest income from SMBC	¥99,100	¥52,938	¥18,313
Dividends from SMBC	223,334	408,419	522,636
Dividends from other subsidiaries and associates	33,668	20,428	20,508
Fees and commission income from subsidiaries	10,226	20,706	16,622
Other income	217	178	234

Total income	366,545	502,669	578,313

Expense:
Interest expense to SMBC	4,298	4,474	5,753
Interest expense to other subsidiaries	16,309	13,039	12,780
Interest expense	89,699	45,223	12,814
Operating and other expense	21,525	12,165	9,868

Total expense	131,831	74,901	41,215

Profit before tax	234,714	427,768	537,098
Income tax expense	(7,085)	(33,344)	4

Net profit	¥241,799	¥461,112	¥537,094

Profit attributable to:
Shareholders	232,077	453,183	534,321
Other equity instruments holders	9,722	7,929	2,773

Condensed Statement of Cash Flows

Condensed Statement of Cash Flows

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Operating Activities:
Profit before tax	¥234,714	¥427,768	¥537,098
Income taxes paid—net	35,010	23,427	(7,980)
Other operating activities—net	(3,736)	(4,580)	(3,019)

Net cash and cash equivalents provided by operating activities	265,988	446,615	526,099

Investing Activities:
Loans provided to SMBC	(2,241,774)	(1,972,253)	(1,073,640)
Other investing activities—net	(13,833)	(5)	(76)

Net cash and cash equivalents used in investing activities	(2,255,607)	(1,972,258)	(1,073,716)

Financing Activities:
Proceeds from issuance of long-term borrowings	66,415	83,806	18,000
Proceeds from issuance of debt securities	1,525,271	1,738,267	754,274
Proceeds from issuance of other equity instruments	149,080	149,081	297,431
Dividends paid to shareholders	(218,569)	(211,501)	(218,589)
Coupons paid to other equity instruments holders	(9,722)	(7,929)	(2,773)
Purchases of treasury stock and proceeds from sale of treasury stock—net	380	(86)	(138)

Net cash and cash equivalents provided by financing activities	1,512,855	1,751,638	848,205

Net increase of cash and cash equivalents	(476,764)	225,995	300,588
Cash and cash equivalents at beginning of period	728,445	502,450	201,862

Cash and cash equivalents at end of period	¥251,681	¥728,445	¥502,450